Consolidated Statements Of Stockholders' Equity (Parenthetical) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Consolidated Statements Of Stockholders' Equity [Abstract]
Dividends on common stock to stockholders per share	$ 0.075	$ 0.075	$ 0.075	$ 0.775	$ 0.075	$ 0.075	$ 0.075	$ 0.175	$ 1.00	$ 0.40	$ 1.63